TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Vat Recoverable	$ 2,002	$ 3,231
Gst Recoverable	30	20
Income Taxes Recoverable	3,016	3,329
Total Taxes Recoverable	$ 5,048	$ 6,580